Commitments and Contingent Liabilities (Changes in Accrued Product Warranty Costs) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Balance at beginning of the year	¥ 16,949	¥ 14,300
Additions	19,678	15,687
Utilization	(14,934)	(11,928)
Other	(806)	(1,110)
Balance at end of the year	¥ 20,887	¥ 16,949